UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-6628
                                                      --------

                            The Yacktman Funds, Inc.
                            ------------------------
               (Exact name of Registrant as specified in charter)

                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                             -----------------------
               (Address of principal executive offices) (Zip code)

                          Yacktman Asset Management Co.
                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                             -----------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847)325-0707
                                                          -------------

                      Date of fiscal year end: December 31
                                               -----------
                   Date of reporting period: December 31, 2003
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                                       [LOGO] THE YACKTMAN FUNDS

                                                              ------------------
                                                                   ANNUAL REPORT
                                                              ------------------
                                                               December 31, 2003
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    [PHOTO]
                               Donald A. Yacktman

                                    [PHOTO]
                                Stephen Yacktman
Dear Fellow Shareholder:

  The Funds continue to do very well and are selling at virtually their all time highs when adjusted for distributions of income and capital gains. In 2003, for the fourth year in a row, the Fund outperformed the S&P 500/R Index and did it in a year when most value funds lagged far behind and technology roared. In 2003, we were able to see three major investments we made last year - Liberty Media, Qwest and Tyco all do well. In addition, AmeriCredit, which we purchased early this year, turned out to be a big winner.

  For the past three years, the December 31, 2003, cumulative return for The Yacktman Fund is up 77.06% and The Yacktman Focused Fund is a positive 77.51% while the S&P 500(R) is down 11.67%. $100 invested in each fund three years ago would now be $177.06 and $177.51, respectively, compared to $88.33 in the S&P 500(R). We are now ahead of the S&P 500(R) since the inception of each Fund and over the one, three, five year periods and The Yacktman Fund is also ahead for the last 10 years. Moreover, we have achieved these results in a risk-averse manner.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE                          THE
                            YACKTMAN                     YACKTMAN
                             FUND(1)       S&P 500/R  FOCUSED FUND(2) S&P 500/R
 TIME                      ANNUALIZED     ANNUALIZED    ANNUALIZED    ANNUALIZED
 PERIOD                      RETURNS        RETURNS       RETURNS      RETURNS
--------------------------------------------------------------------------------
 One Year                    33.03%         28.68%         31.79%       28.68%
 Three Years                 20.98%         (4.05)%        21.08%      (4.05)%
 Five Years                  10.79%         (0.57)%         8.09%      (0.57)%
 Ten Years                   13.52%         11.07%           N/A        11.07%
 Since Inception             11.45%         11.12%          9.03%       6.60%

(1) The Yacktman Fund Inception (7/6/92)
(2) The Yacktman Focused Fund Inception (5/1/97)
The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

  We are becoming increasingly concerned about the difficulty of finding bargains in the market place. Perhaps our concerns are best portrayed by the following story. Late last year, Steve Yacktman, and Russell Wilkins of Yacktman Asset Management Co., attended a conference for financial advisors, where a keynote speaker indicated that the average investor was expecting a return of 16+% per year and investors who employed advisors were expecting 18+%. Steve and Russell later sat down to lunch with some advisors and began a friendly conversation, which turned to market expectations. Steve told one advisor that his long-term (10 years) expectation for the market was about 6%. The advisor told Steve to be optimistic. Steve replied, "I was being optimistic by assuming no wars or major disruptions to the economy." At that point, the advisor turned his head and would not talk or look at him for the rest of the lunch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  The NASDAQ 100 is becoming increasingly reminiscent of the speculative bubble we experienced in 1999 and early 2000. While technology certainly raises the standard of living in our society, it seems to us that the businesses that benefit the most are the ones who utilize the technology rather than the technology companies whose business and stock price in many cases looks like a shooting star or a roman candle. Thus, we rarely invest in technological capital goods companies because of the speculative nature of many of their businesses and the rich valuations given to them by investors most of the time.

  Our method is to seek out value first and then obtain the most good business characteristics and management skills possible. We will also pare back or ratchet our gains if the valuation can no longer be justified by our valuation methods. As a director in another mutual fund I managed 20 years ago remarked to me, "It's better to have to ratchet than have wretched performance." We try to be as objective as possible when looking forward to obtain what we feel are the highest rates of return possible within the above framework of desirable businesses and managements. If our objectivity makes us unpopular at investment conferences, we are fine with that: especially as the objectivity tends to translate into strong opportunities and results over time.

  We welcome those investors who have joined us in the past year and look forward to working hard for you in 2004.

Sincerely,

/s/ Donald A. Yacktman                  /s/ Stephen Yacktman

Donald A. Yacktman                      Stephen Yacktman
President & Co-Portfolio Manager        Co-Portfolio Manager

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE YACKTMAN FUND AVERAGE ANNUAL RETURNS
----------------------------------------
 One Year (1/1/03 - 12/31/03)     33.03%
 Five Years (1/1/98 - 12/31/03)   10.79%
 Ten Years (1/1/94 - 12/31/03)    13.52%
 Since Inception (7/6/92)         11.45%

                      Yacktman Fund          S&P 500 Stock Index
                      -------------          -------------------
  1/1/94                 10,000                   10,000
12/31/94                 10,880                   10,132
12/31/95                 14,190                   13,940
12/31/96                 17,882                   17,140
12/31/97                 21,151                   22,858
12/31/98                 21,286                   29,391
12/31/99                 17,689                   35,575
12/31/00                 20,070                   32,334
12/31/01                 23,975                   28,489
12/31/02                 26,711                   22,196
12/31/02                 35,533                   28,562

The chart assumes an initial gross investment of $10,000 made on 1/1/94.

THE YACKTMAN FOCUSED FUND AVERAGE ANNUAL RETURNS
------------------------------------------------
 One Year (1/1/03 - 12/31/03)             31.79%
 Five Years (1/1/98 - 12/31/03)            8.09%
 Since Inception (5/1/97)                  9.03%

                  Yacktman Focused Fund    S&P 500 Stock Index
                  ---------------------    -------------------
  5/1/97                 10,000                   10,000
12/31/97                 11,538                   12,256
12/31/98                 12,067                   15,759
12/31/99                  9,409                   19,075
12/31/00                 10,031                   17,338
12/31/01                 11,749                   15,278
12/31/02                 13,511                   11,901
12/31/02                 17,805                   15,315

The chart assumes an initial gross investment of $10,000 made on 5/1/97 (inception).

* The S&P 500/R is an unmanaged but commonly used measure of common stock total return performance.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
December 31, 2003
--------------------------------------------------------------------------------

                                            PERCENTAGE OF
                                             NET ASSETS
--------------------------------------------------------------------------------
Kraft Foods, Inc.                                6.9%
Tyco International Ltd.                          6.6
Liberty Media Corp.                              6.4
Henkel KGaA                                      6.0
Lancaster Colony Corp.                           5.4
AmeriCredit Corp.                                5.0
Clorox Co.                                       3.9
Bristol-Myers Squibb Co.                         3.3
Electronic Data Systems Corp.                    2.6
Coca-Cola Co.                                    2.3
                                                -----
  TOTAL                                         48.4%
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended December 31, 2003
--------------------------------------------------------------------------------

                                                  NET SHARES      CURRENT
NEW PURCHASES                                     PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
FRIEDMAN'S, INC., CLASS A
A specialty retailer of fine jewelry,
targeting markets of low- to middle-income
consumers through a wide merchandise selection
and a high level of customer service.              380,000        380,000

JOHNSON & JOHNSON
Manufactures health care products and
provides related services for the consumer,
pharmaceutical, and medical devices and
diagnostics markets.                                40,000         40,000

NATIONAL BEVERAGE CORP.
A holding company for subsidiaries that
market, manufacture, and distribute a full
line of beverage products.                          39,200         39,200
--------------------------------------------------------------------------------

                                                  NET SHARES      CURRENT
PURCHASES                                         PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
Clorox Co.                                         100,000        260,000

Coca-Cola Co.                                       20,000        150,000

First Health Group Corp.                            90,000        350,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  NET SHARES      CURRENT
SALES                                                SOLD       SHARES HELD
--------------------------------------------------------------------------------
Altria Group, Inc.                                  25,000        100,000

American Express Co.                                15,000         25,000

AmeriCredit Corp.                                  270,000      1,030,000

Apogent Technologies, Inc.                         190,000        260,000

Bandag, Inc., Class A                               50,000         30,000

Block H&R, Inc.                                     40,000         90,000

Bristol-Myers Squibb Co.                           140,000        380,000

Cadbury Schweppes plc                               80,000        200,000

Electronic Data Systems Corp.                      220,000        350,000

Federal Home Loan Mortgage Corp.                    30,000        100,000

Federal National Mortgage Association               20,000         70,000

First Data Corp.                                    40,000        130,000

Gemstar-TV Guide International, Inc.               570,000        300,000

Henkel KGaA                                         10,000        265,000

Home Depot, Inc.                                    60,000              -

IMS Health, Inc.                                   170,000              -

Interpublic Group of Cos., Inc.                    370,000        480,000

Interstate Bakeries Corp.                          180,000        180,000

Kraft Foods, Inc.                                  300,000        700,000
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES (Cont'd.)
For the Six Months Ended December 31, 2003
--------------------------------------------------------------------------------

                                                  NET SHARES      CURRENT
SALES (CONT'D.)                                      SOLD       SHARES HELD
--------------------------------------------------------------------------------
Kroger Co.                                          90,000              -

Lancaster Colony Corp.                              30,000        390,000

Liberty Media Corp.                              1,050,000      1,750,000

Lubrizol Corp.                                      60,000         40,000

MBIA, Inc.                                          55,000         40,000

McDonald's Corp.                                    90,000              -

MGIC Investment Corp.                               20,000         50,000

Nicor, Inc.                                         60,000        140,000

PepsiCo, Inc.                                       30,000         90,000

Russ Berrie & Co., Inc.                             70,000         30,000

ServiceMaster Co.                                  195,300              -

Tootsie Roll Industries, Inc.                       24,720              -

Trizec Properties, Inc.                            350,000        400,000

Tupperware Corp.                                   130,000        170,000

Tyco International Ltd.                          1,290,000        810,000

Unilever NV                                         35,000         65,000

United Technologies Corp.                           35,000              -

U.S. Bancorp                                       100,000        150,000

Washington Mutual, Inc.                             80,000         40,000

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2003
--------------------------------------------------------------------------------

                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 82.2%

AUTO COMPONENTS - 0.4%
Bandag, Inc., Class A                               30,000     $1,212,000
                                                             ------------
BANKS - 1.9%
U.S. Bancorp                                       150,000      4,467,000
Washington Mutual, Inc.                             40,000      1,604,800
                                                             ------------
                                                                6,071,800
                                                             ------------
BEVERAGES - 3.8%
Coca-Cola Co.                                      150,000      7,612,500
National Beverage Corp.*                            39,200        638,960
PepsiCo, Inc.                                       90,000      4,195,800
                                                             ------------
                                                               12,447,260
                                                             ------------
CHEMICALS - 0.4%
Lubrizol Corp.                                      40,000      1,300,800
                                                             ------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Block H&R, Inc.                                     90,000      4,983,300
                                                             ------------
DIVERSIFIED FINANCIALS - 8.8%
American Express Co.                                25,000      1,205,750
AmeriCredit Corp.*                               1,030,000     16,407,900
Federal Home Loan Mortgage Corp.                   100,000      5,832,000
Federal National Mortgage Association               70,000      5,254,200
                                                             ------------
                                                               28,699,850
                                                             ------------
FOOD PRODUCTS - 15.0%
Cadbury Schweppes plc                              200,000      5,978,000
Interstate Bakeries Corp.                          180,000      2,561,400
Kraft Foods, Inc.                                  700,000     22,554,000
Lancaster Colony Corp.                             390,000     17,612,400
                                                             ------------
                                                               48,705,800
                                                             ------------
GAS UTILITIES - 1.5%
Nicor, Inc.                                        140,000      4,765,600
                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Apogent Technologies, Inc.*                        260,000      5,990,400
                                                             ------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
First Health Group Corp.*                          350,000      6,811,000
                                                             ------------

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 2003
--------------------------------------------------------------------------------

                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.2%
Russ Berrie & Co., Inc.                             30,000     $1,017,000
Tupperware Corp.                                   170,000      2,947,800
                                                             ------------
                                                                3,964,800
                                                             ------------
HOUSEHOLD PRODUCTS - 11.2%
Clorox Co.                                         260,000     12,625,600
Henkel KGaA                                        265,000     19,483,913
Unilever NV                                         65,000      4,218,500
                                                             ------------
                                                               36,328,013
                                                             ------------
INDUSTRIAL CONGLOMERATES - 6.6%
Tyco International Ltd.                            810,000     21,465,000
                                                             ------------
INSURANCE - 1.6%
MBIA, Inc.                                          40,000      2,369,200
MGIC Investment Corp.                               50,000      2,847,000
                                                             ------------
                                                                5,216,200
                                                             ------------
INTERNET & CATALOG RETAIL - 0.3%
Blair Corp.                                         40,000        973,600
                                                             ------------
IT CONSULTING & SERVICES - 4.3%
Electronic Data Systems Corp.                      350,000      8,589,000
First Data Corp.                                   130,000      5,341,700
                                                             ------------
                                                               13,930,700
                                                             ------------
MEDIA - 9.1%
Gemstar-TV Guide International, Inc.*              300,000      1,515,000
Interpublic Group of Cos., Inc.*                   480,000      7,488,000
Liberty Media Corp.*                             1,750,000     20,807,500
                                                             ------------
                                                               29,810,500
                                                             ------------
PHARMACEUTICALS - 5.0%
Bristol-Myers Squibb Co.                           380,000     10,868,000
Johnson & Johnson                                   40,000      2,066,400
Pfizer, Inc.                                       100,000      3,533,000
                                                             ------------
                                                               16,467,400
                                                             ------------
REAL ESTATE - 1.9%
Trizec Properties, Inc.                            400,000      6,160,000
                                                             ------------
SOFTWARE - 0.8%
Microsoft Corp.                                    100,000      2,754,000
                                                             ------------
SPECIALTY RETAIL - 0.8%
Friedman's, Inc., Class A                          380,000      2,549,800
                                                             ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
TEXTILES & APPAREL - 0.5%
Saucony, Inc., Class B                              90,000     $1,559,700
                                                             ------------
TOBACCO - 1.7%
Altria Group, Inc.                                 100,000      5,442,000
                                                             ------------
Total Common Stocks
   (cost $176,915,301)                                        267,609,523
                                                             ------------

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 2003
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 2.2%
Fleming Cos., Inc., 10.125%, 4/1/08*+          $15,575,000     $3,504,375
Fleming Cos., Inc., 9.25%, 6/15/10*+            16,175,000      3,639,375
                                                             ------------
Total Corporate Bonds
   (cost $13,598,741)                                           7,143,750
                                                             ------------
SHORT-TERM INVESTMENTS - 36.7%
COMMERCIAL PAPER - 13.9%
American Express Co., 1.02%, 1/6/04             16,000,000     16,000,000
Dresdner Bank AG, 0.90%, 1/5/04                 14,700,000     14,698,530
Federal Home Loan Bank, - 0.50%, 1/2/04         14,500,000     14,499,819
                                                             ------------
Total Commercial Paper
   (cost $45,198,349)                                          45,198,349
                                                             ------------
DEMAND NOTE (VARIABLE RATE) - 0.3%
U.S. Bank, N.A., 0.87%                           1,021,075      1,021,075
                                                             ------------
Total Demand Note
   (cost $1,021,075)                                            1,021,075
                                                             ------------

--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
--------------------------------------------------------------------------------
OTHER SHORT-TERM INVESTMENT - 22.5%
Securities Lending Investment Account
   (cost $73,174,858)                                         $73,174,858
                                                             ------------
Total Short-Term Investments
   (cost $119,394,282)                                        119,394,282
                                                             ------------
Total Investments - 121.1%
   (cost $309,908,324)                                        394,147,555

Other Assets less Liabilities - 1.4%                            4,455,554

Less Liability for Collateral on Securities
   Loaned - (22.5)%                                          (73,174,858)
                                                             ------------
Net Assets - 100% (equivalent to $15.24
   per share based on shares outstanding)                    $325,428,251
                                                             ============

* Non-income producing
+ Issue in default

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended December 31, 2003
--------------------------------------------------------------------------------

                                                  NET SHARES      CURRENT
NEW PURCHASES                                     PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
Coca-Cola Co.                                       80,000         80,000

Friedman's, Inc., Class A                          230,000        230,000
--------------------------------------------------------------------------------
                                                 NET SHARES       CURRENT
PURCHASES                                         PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
AmeriCredit Corp.                                   10,000        460,000

Clorox Co.                                          20,000        100,000

First Health Group Corp.                            90,000        150,000

Liberty Media Corp.                                 20,000        670,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NET SHARES      CURRENT
 SALES                                               SOLD       SHARES HELD
--------------------------------------------------------------------------------
Altria Group, Inc.                                  10,000         40,000

Apogent Technologies, Inc.                          35,000        120,000

Bristol-Myers Squibb Co.                            20,000        140,000

Electronic Data Systems Corp.                       20,000        110,000

Federal Home Loan Mortgage Corp.                    10,000         85,000

First Data Corp.                                    30,000              -

Gemstar-TV Guide International, Inc.               310,000              -

Interpublic Group of Cos., Inc.                     84,900        193,100

Interstate Bakeries Corp.                           10,000        110,000

Kraft Foods, Inc.                                   50,000        300,000

Lancaster Colony Corp.                              16,000        120,000

MBIA, Inc.                                          15,000         20,000

PepsiCo, Inc.                                       25,000              -

Russ Berrie & Co., Inc.                             13,500              -

Trizec Properties, Inc.                             50,000        150,000

Tyco International Ltd.                            280,000        360,000

Unilever NV                                         10,000         40,000

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2003
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 71.5%

BEVERAGES - 3.2%
Coca-Cola Co.                                       80,000     $4,060,000
                                                             ------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Block H&R, Inc.                                     35,000      1,937,950
                                                             ------------
DIVERSIFIED FINANCIALS - 9.6%
AmeriCredit Corp.*                                 460,000      7,327,800
Federal Home Loan Mortgage Corp.                    85,000      4,957,200
                                                             ------------
                                                               12,285,000
                                                             ------------
FOOD PRODUCTS - 13.1%
Interstate Bakeries Corp.                          110,000      1,565,300
Kraft Foods, Inc.                                  300,000      9,666,000
Lancaster Colony Corp.                             120,000      5,419,200
                                                             ------------
                                                               16,650,500
                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Apogent Technologies, Inc.*                        120,000      2,764,800
                                                             ------------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
First Health Group Corp.*                          150,000      2,919,000
                                                             ------------
HOUSEHOLD PRODUCTS - 10.8%
Clorox Co.                                         100,000      4,856,000
Henkel KGaA                                         85,000      6,249,557
Unilever NV                                         40,000      2,596,000
                                                             ------------
                                                               13,701,557
                                                             ------------
INDUSTRIAL CONGLOMERATES - 7.5%
Tyco International Ltd.                            360,000      9,540,000
                                                             ------------
INSURANCE - 2.3%
MBIA, Inc.                                          20,000      1,184,600
MGIC Investment Corp.                               30,000      1,708,200
                                                             ------------
                                                                2,892,800
                                                             ------------
IT CONSULTING & SERVICES - 2.1%
Electronic Data Systems Corp.                      110,000      2,699,400
                                                             ------------
MEDIA - 8.6%
Interpublic Group of Cos., Inc.*                   193,100      3,012,360
Liberty Media Corp.*                               670,000      7,966,300
                                                             ------------
                                                               10,978,660
                                                             ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.1%
Bristol-Myers Squibb Co.                           140,000     $4,004,000
                                                             ------------
REAL ESTATE - 1.8%
Trizec Properties, Inc.                            150,000      2,310,000
                                                             ------------
SPECIALTY RETAIL - 1.2%
Friedman's, Inc., Class A                          230,000      1,543,300
                                                             ------------
TEXTILES & APPAREL - 0.5%
Saucony, Inc., Class B                              35,000        606,550
                                                             ------------
TOBACCO - 1.7%
Altria Group, Inc.                                  40,000      2,176,800
                                                             ------------
Total Common Stocks
   (cost $67,024,237)                                          91,070,317
                                                             ------------

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 2003
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT         VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 1.9%
Fleming Cos., Inc., 10.125%, 4/1/08*+          $11,000,000     $2,475,000
                                                             ------------
Total Corporate Bonds
   (cost $4,560,906)                                            2,475,000
                                                             ------------
SHORT-TERM INVESTMENTS - 45.4%
COMMERCIAL PAPER - 24.4%
American Express Co., 1.02%, 1/6/04              6,200,000      6,200,000
Federal Home Loan Bank, -   0.50%, 1/2/04        6,200,000      6,199,922
Galaxy Funding, Inc., 0.80%, 1/2/04              6,200,000      6,200,000
GE Capital, 1.00%, 1/6/04                        6,200,000      6,199,139
San Paolo, 1.00%, 1/6/04                         6,200,000      6,199,139
                                                             ------------
Total Commercial Paper
   (cost $30,998,200)                                          30,998,200
                                                             ------------
DEMAND NOTE (VARIABLE RATE) - 1.1%
U.S. Bank, N.A., 0.87%                           1,411,218      1,411,218
                                                             ------------
Total Demand Note
   (cost $1,411,218)                                            1,411,218
                                                             ------------
OTHER SHORT-TERM INVESTMENT - 19.9%
Securities Lending Investment Account
   (cost $25,360,405)                                          25,360,405
                                                             ------------
Total Short-Term Investments
     (cost $57,769,823)                                        57,769,823
                                                             ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    NUMBER
                                                 OF CONTRACTS      VALUE
--------------------------------------------------------------------------------
PUT OPTION PURCHASED - 0.3%
Omnicom Group
   Expiring Jan. 2005 @ $100.00                        250       $392,500
                                                             ------------
Total Put Option Purchased
   (cost $1,003,500)                                              392,500
                                                             ------------
Total Investments - 119.1%
   (cost $130,358,466)                                        151,707,640

Other Assets less Liabilities - 0.8%                            1,007,382
Less Liability for Collateral on Securities
   Loaned - (19.9)%                                          (25,360,405)
                                                             ------------
Net Assets - 100% (equivalent to $16.28
   per share based on shares outstanding)                    $127,354,617
                                                             ============
* Non-income producing
+ Issue in default

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2003
--------------------------------------------------------------------------------
                                              THE YACKTMAN   THE YACKTMAN
                                                  FUND       FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at value
     (cost $309,908,324 and
     $130,358,466, respectively)              $394,147,555   $151,707,640
 Receivable for fund shares sold                 5,353,400      1,147,745
 Dividends and interest receivable                 589,845        168,970
 Prepaid expenses                                   59,411         38,884
                                             -------------  -------------
     Total Assets                              400,150,211    153,063,239
                                             -------------  -------------
LIABILITIES:
  Collateral for securities loaned              73,174,858     25,360,405
  Payable for fund shares
     redeemed                                    1,246,891        227,726
  Accrued investment
     advisory fees                                 175,104         71,771
  Other accrued expenses                           125,107         48,720
                                             -------------  -------------
     Total Liabilities                          74,721,960     25,708,622
                                             -------------  -------------
NET ASSETS                                    $325,428,251   $127,354,617
                                             =============  =============
NET ASSETS CONSIST OF:
  Capital stock                               $241,408,040   $105,286,798
  Accumulated undistributed
     net realized gains (losses)                 (219,020)        718,645
  Net unrealized appreciation
     on investments                             84,239,231     21,349,174
                                             -------------  -------------
       Total Net Assets                       $325,428,251   $127,354,617
                                             =============  =============
CAPITAL STOCK, $.0001 par value
  Authorized                                   500,000,000    500,000,000
  Issued and outstanding                        21,359,334      7,824,621
NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                            $15.24         $16.28
                                                    ======         ======

See notes to financial statements
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For the Year Ended December 31, 2003
--------------------------------------------------------------------------------

                                              THE YACKTMAN   THE YACKTMAN
                                                  FUND       FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                            $5,483,768(1)  $1,208,827(2)
     Interest income                             2,448,704        675,720
  Securities lending income
     (See Note 5)                                   76,889         12,672
                                             -------------  -------------
                                                 8,009,361      1,897,219
                                             -------------  -------------
EXPENSES:
  Investment advisory fees                       2,367,520      1,071,629
  Shareholder servicing fees                       544,549        165,320
  Administration and
     accounting fees                               204,270         53,581
  Custody fees                                      75,245         23,398
  Reports to shareholders                           71,561         24,588
  Federal and state
     registration fees                              65,500         68,000
  Professional fees                                 62,810         31,244
  Directors' fees and expenses                      24,367          6,569
  Miscellaneous costs                               21,953          4,566
                                             -------------  -------------
  Total expenses before interest
     expense and reimbursements                  3,437,775      1,448,895
  Interest expense (See Note 6)                      1,211          6,924
                                             -------------  -------------
  Total expenses before
     reimbursements                              3,438,986      1,455,819
  Expense reimbursements
     (See Note 4)                                        -      (109,359)
                                             -------------  -------------
  Net expenses                                   3,438,986      1,346,460
                                             -------------  -------------
NET INVESTMENT INCOME                            4,570,375        550,759
                                             -------------  -------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments              28,104,195      5,822,252
  Change in unrealized appreciation
     on investments                             53,078,142     16,265,061
                                             -------------  -------------
  Net realized and unrealized gain
     on investments                             81,182,337     22,087,313
                                             -------------  -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $85,752,712    $22,638,072
                                             =============  =============

(1) Net of $57,267 in foreign withholding taxes
(2) Net of $14,894 in foreign withholding taxes

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                             THE YACKTMAN
                                                                  THE YACKTMAN FUND                          FOCUSED FUND
-------------------------------------------------------     -------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                               2003                2002                2003                2002
-------------------------------------------------------     -------------------------------     ---------------------------------
OPERATIONS:
  Net investment income                                     $4,570,375          $4,385,306            $550,759            $710,014
  Net realized gain (loss) on investments                   28,104,195         (3,306,371)           5,822,252             661,611
  Change in unrealized appreciation
     on investments                                         53,078,142          22,914,495          16,265,061           3,637,913
                                                         -------------       -------------       -------------       -------------
  Net increase in net assets resulting from operations      85,752,712          23,993,430          22,638,072           5,009,538
                                                         -------------       -------------       -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                543,144,776         811,136,747         224,697,014         217,426,498
  Proceeds from reinvestment of distributions               21,960,932           3,293,940           1,208,839             685,524
                                                         -------------       -------------       -------------       -------------
                                                           565,105,708         814,430,687         225,905,853         218,112,022
  Payments for shares redeemed                           (723,688,508)       (526,903,472)       (235,154,944)       (116,526,675)
                                                         -------------       -------------       -------------       -------------
  Net increase (decrease)                                (158,582,800)         287,527,215         (9,249,091)         101,585,347
                                                         -------------       -------------       -------------       -------------
DISTRIBUTIONS PAID FROM:
  Net investment income                                    (3,474,105)         (3,427,806)           (505,991)           (701,196)
  Net realized gains                                      (19,559,367)                   -           (778,448)                   -
                                                         -------------       -------------       -------------       -------------
     Total distributions                                  (23,033,472)         (3,427,806)         (1,284,439)           (701,196)
                                                         -------------       -------------       -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (95,863,560)         308,092,839          12,104,542         105,893,689
NET ASSETS:
  Beginning of year                                        421,291,811         113,198,972         115,250,075           9,356,386
                                                         -------------       -------------       -------------       -------------
  End of year (including undistributed
     net investment income of $0, $43,810,
     $0 and $7,818, respectively)                         $325,428,251        $421,291,811        $127,354,617        $115,250,075
                                                         =============       =============       =============       =============

TRANSACTIONS IN SHARES:
  Shares sold                                               41,725,550          68,681,132          16,379,111          18,239,860
  Issued in reinvestment of distributions                    1,441,760             270,661              74,344              55,734
  Shares redeemed                                         (55,981,024)        (44,921,410)        (17,865,154)         (9,916,158)
                                                         -------------       -------------       -------------       -------------
  Net increase (decrease)                                 (12,813,714)          24,030,383         (1,411,699)           8,379,436
                                                         =============       =============       =============       =============

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                 THE YACKTMAN FUND                                 THE YACKTMAN FUND
                                              YEAR ENDED DECEMBER 31,                           YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------       --------------------------------------------------
For a Fund share outstanding
throughout each year                          2003                2002                2001                2000                1999
---------------------------------------------------------------------------       --------------------------------------------------
Net asset value, beginning
  of year                                   $12.33              $11.16               $9.80               $9.40              $11.61
Income from investment
  operations:
  Net investment income                       0.23                0.13                0.08                0.11                0.12
  Net realized and unrealized
     gain (loss) on investments               3.84                1.14                1.83                1.16              (2.07)
                                         ---------           ---------           ---------           ---------           ---------
  Total from investment
     operations                               4.07                1.27                1.91                1.27              (1.95)
                                         ---------           ---------           ---------           ---------           ---------
Less distributions:
  From net investment income                (0.17)              (0.10)              (0.05)              (0.06)              (0.10)
  From net realized gains                   (0.99)                   -              (0.50)              (0.81)              (0.16)
                                         ---------           ---------           ---------           ---------           ---------
  Total distributions                       (1.16)              (0.10)              (0.55)              (0.87)              (0.26)
                                         ---------           ---------           ---------           ---------           ---------
Net asset value, end
  of year                                   $15.24              $12.33              $11.16               $9.80               $9.40
                                         =========           =========           =========           =========           =========
Total Return                                33.03%              11.41%              19.47%              13.46%            (16.90)%
                                         =========           =========           =========           =========           =========
Supplemental data and ratios:
  Net assets, end of year (000s)          $325,428            $421,292            $113,199             $69,800            $109,430
                                         =========           =========           =========           =========           =========
  Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                     0.94%               0.99%               1.17%               1.23%               0.72%
                                         =========           =========           =========           =========           =========
  Ratio of net expenses to average
     net assets                              0.94%               0.99%               1.17%               1.23%               0.71%
                                         =========           =========           =========           =========           =========
  Ratio of net investment income to
     average net assets                      1.25%               2.01%               1.06%               1.03%               0.95%
                                         =========           =========           =========           =========           =========

  Portfolio turnover rate                   40.01%              39.19%              42.79%              19.00%               4.80%
                                         =========           =========           =========           =========           =========

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)

                                             THE YACKTMAN FOCUSED FUND                         THE YACKTMAN FOCUSED FUND
                                              YEAR ENDED DECEMBER 31,                           YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------       --------------------------------------------------
For a Fund share outstanding
throughout each year                          2003                2002                2001                2000                1999
---------------------------------------------------------------------------       --------------------------------------------------
Net asset value, beginning
  of year                                   $12.48              $10.92               $9.40               $8.96              $11.62
Income from investment
  operations:
  Net investment income                       0.07                0.08                0.09                0.14                0.09
  Net realized and unrealized
     gain (loss) on investments               3.90                1.56                1.52                0.45              (2.64)
                                         ---------           ---------           ---------           ---------           ---------
  Total from investment
     operations                               3.97                1.64                1.61                0.59              (2.55)
                                         ---------           ---------           ---------           ---------           ---------
Less distributions:
  From net investment income                (0.07)              (0.08)              (0.09)              (0.14)              (0.09)
  From net realized gains                   (0.10)                   -                   -                   -              (0.02)
  Return of capital                              -                   -                   -              (0.01)                   -
                                         ---------           ---------           ---------           ---------           ---------
  Total distributions                       (0.17)              (0.08)              (0.09)              (0.15)              (0.11)
                                         ---------           ---------           ---------           ---------           ---------
Net asset value, end
  of year                                   $16.28              $12.48              $10.92               $9.40               $8.96
                                         =========           =========           =========           =========           =========
Total Return                                31.79%              14.99%              17.14%               6.60%            (22.02)%
                                         =========           =========           =========           =========           =========
Supplemental data and ratios:
  Net assets, end of year (000s)          $127,355            $115,250              $9,356              $7,606              $9,008
                                         =========           =========           =========           =========           =========
  Ratio of expenses before expense
    reimbursements to average net
     assets (See Note 4)                  1.36%(1)               1.45%               2.32%               2.50%               1.19%
                                         =========           =========           =========           =========           =========
  Ratio of net expenses to average
     net assets                           1.26%(2)               1.25%               1.25%               1.25%               1.19%
                                         =========           =========           =========           =========           =========
  Ratio of net investment income to
     average net assets                      0.51%               1.68%               1.06%               1.56%               0.74%
                                         =========           =========           =========           =========           =========

  Portfolio turnover rate                   71.38%              49.95%              51.33%              37.84%              25.36%
                                         =========           =========           =========           =========           =========

(1) The ratio of expenses before expense reimbursements to average net assets, excluding interest expense, is 1.35%
(2) The ratio of expenses to average net assets, excluding interest expense, is 1.25%

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions during the reporting period. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the direction of the Board of Directors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B) OPTIONS - Premiums received by The Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the year ended December 31, 2003.

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

E) OTHER - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 2003
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS
For the year ended December 31, 2003, the aggregate purchases and sales of securities, excluding short-term securities, were $125,811,641 and $248,770,620 for The Yacktman Fund and $57,922,104 and $68,816,603 for The Yacktman Focused Fund, respectively. For the year ended December 31, 2003, the aggregate purchases and sales of U.S. Government securities were $20,497,722 and $20,500,000 for The Yacktman Fund and $12,998,556 and $13,000,000 for The
Yacktman Focused Fund, respectively.

4.   INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).

5.   SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of December 31, 2003, The Yacktman Fund had on loan securities valued at $70,275,926 and collateral of $73,174,858 and The Yacktman Focused Fund had on loan securities valued at $24,346,820 and collateral of $25,360,405.

6.   LINE OF CREDIT
The Yacktman Fund and The Yacktman Focused Fund have established a line of credit ("LOC") with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments. The LOC will mature, unless renewed, on March 31, 2004; the interest rate paid on borrowings is the Prime Rate minus 1/2%. For The Yacktman Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 10% of the pre-borrowing net assets of the Fund, 10% of the market value of the assets of the Fund, or 10% of the sum of the fair market value of certain assets of the Fund. For The Yacktman Focused Fund, borrowing under the LOC is limited to the lesser of $35,000,000, 50% of the pre-borrowing net assets of the Fund, 50% of the market value of the assets of the Fund, or 50% of the sum of the fair market value of certain assets of the Fund. At December 31, 2003, The Yacktman Fund and The Yacktman Focused Fund had no outstanding borrowings under the LOC. During the year ended December 31, 2003, The Yacktman Fund and The Yacktman Focused Fund had outstanding average daily balances of $34,126 and $182,118 under the LOC, respectively. The maximum amount outstanding for The Yacktman Fund and The Yacktman Focused Fund during the period was $4,152,000 and $18,397,000, respectively. Interest expense for The Yacktman Fund and The Yacktman Focused Fund amounted to $1,211 and $6,924, respectively, for the year ended December 31, 2003.

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 2003
--------------------------------------------------------------------------------

7.   TAX INFORMATION
The following information for the Funds is presented on an income tax basis as of December 31, 2003:
                                     THE YACKTMAN             THE YACKTMAN
                                         FUND                 FOCUSED FUND

Cost of investments                   $310,127,344             $130,869,379
                                     =============            =============
Gross unrealized appreciation         $ 92,590,846             $ 24,815,492
Gross unrealized depreciation          (8,570,635)              (3,977,231)
                                     -------------            -------------
Net unrealized appreciation
  on investments                      $ 84,020,211             $ 20,838,261
                                     =============            =============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:
                                     THE YACKTMAN             THE YACKTMAN
                                         FUND                 FOCUSED FUND
2003
Ordinary income                         $7,771,809                 $505,991
Long-term capital gains                $15,261,663                 $778,448

2002
Ordinary income                         $3,427,806                 $701,196
Long-term capital gains                          -                        -

During the year ended December 31, 2003, the Funds utilized $3,218,408 and $3,653,039 of capital loss carryforwards, for The Yacktman Fund and The Yacktman Focused Fund, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:
                                     THE YACKTMAN             THE YACKTMAN
                                         FUND                 FOCUSED FUND

Undistributed ordinary income                   $-                       $-
Undistributed long-term
  capital gains                                  -                1,229,558
                                     -------------            -------------
Accumulated earnings                             -                1,229,558
Net unrealized appreciation
  on investments                        84,020,211               20,838,261
                                     -------------            -------------
Total accumulated earnings             $84,020,211              $22,067,819
                                     =============            =============

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 2003
--------------------------------------------------------------------------------

8.   ADDITIONAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2003, 100% of the dividends paid from net investment income, not including short-term capital gains (if any), for The Yacktman Fund and The Yacktman Focused Fund qualify for the dividends received deduction available to corporate shareholders.

For the year ended December 31, 2003, 82.59% and 100.00% of the dividends paid from net investment income, not including short-term capital gains (if any), for The Yacktman Fund and The Yacktman Focused Fund, respectively, are designated as qualified dividend income.

The Funds hereby designate approximately, $19,658,253 and $847,168 as capital gain distributions for The Yacktman Fund and The Yacktman Focused Fund, respectively, for the purposes of the dividends paid deduction. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
THE YACKTMAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Yacktman Fund and The Yacktman Focused Fund (constituting The Yacktman Funds, Inc., hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS  LLP

Milwaukee, Wisconsin
January 30, 2004

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTOR INFORMATION



INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL         NUMBER OF       OTHER
                                                                                        OCCUPATION       PORTFOLIOS   DIRECTORSHIPS
                                                     CURRENT      TERM OF OFFICE     DURING THE PAST      OVERSEEN     HELD OUTSIDE
                                                  POSITION HELD   AND LENGTH OF         FIVE YEARS       WITHIN THE      THE FUND
        NAME           AGE          ADDRESS      WITH THE FUNDS    TIME SERVED         FUND COMPLEX        COMPLEX
  Bruce B. Bingham      55        c/o Yacktman      Director       Indefinite,     Mr. Bingham has been       2            None
                              Asset Management Co.                    until       a partner in Hamilton
                              1110 Lake Cook Road,                  successor    Partners, a real estate
                                   Suite 385                         elected        development firm,
                                 Buffalo Grove,                                       for more than
                                    IL 60089                         5 years            five years
------------------------------------------------------------------------------------------------------------------------------------
 Albert J. Malwitz      67        c/o Yacktman      Director       Indefinite,  Mr. Malwitz has been owner    2            None
                              Asset Management Co.                    until      chief executive officer
                              1110 Lake Cook Road,                  successor     of Arlington Fastener
                                   Suite 385                         elected       Co., a manufacturer
                                 Buffalo Grove,                                     and distributor of
                                    IL 60089                         5 years      industrial fasteners,
                                                                                 for more than five years
------------------------------------------------------------------------------------------------------------------------------------
George J. Stevenson,    64        c/o Yacktman      Director       Indefinite,    Mr. Stevenson has been      2            None
        III                   Asset Management Co.                    until      President of Stevenson &
                              1110 Lake Cook Road,                  successor     Company, a registered
                                   Suite 385                         elected       business broker, and
                                 Buffalo Grove,                                  President of Healthmate
                                    IL 60089                         5 years      Products Co., a fruit
                                                                                    juice concentrate
                                                                                  manufacturing company,
                                                                                 for more than five years

INTERESTED DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------------
 Stephen Yacktman       33        c/o Yacktman      Director       Indefinite,     Mr. Yacktman has been      2            None
                              Asset Management Co.    Vice            until     Vice President of Yacktman
                              1110 Lake Cook Road,  President       successor      Asset Management Co.
                                   Suite 385        Secretary        elected     for more than five years
                                 Buffalo Grove,
                                    IL 60089                         1 year
------------------------------------------------------------------------------------------------------------------------------------
 Donald A. Yacktman     62     c/o Yacktman Asset   Director       Indefinite,    Mr. Yacktman has been       2            None
                                 Management Co.     President         until       President of Yacktman
                              1110 Lake Cook Road,  Treasurer       successor      Asset Management Co.
                                   Suite 385                         elected        since April, 1992
                                 Buffalo Grove,
                                    IL 60089                         11 years
------------------------------------------------------------------------------------------------------------------------------------


* Each of the Interested Directors serves as director and officer of The Yacktman Funds.

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-525-8258.

--------------------------------------------------------------------------------

FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258
WEB SITE: WWW.YACKTMAN.COM

THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

--------------------------------------------------------------------------------

YA-408-0204

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) and (a) (2) The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert, Mr. George J. Stevenson, serving on its audit committee. Mr. Stevenson is "independent" within the meaning of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
      Fiscal year ended December 31, 2003 $35,700
      Fiscal year ended December 31, 2002 $34,000

(b) Audit-Related Fees. None.

(c) Tax Fees.
      Fiscal year ended December 31, 2003 $6,300
      Fiscal year ended December 31, 2002 $6,000

(d) All Other Fees.
      None.

(e)
      (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

      (2) During 2003, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(1) Code of Ethics - Filed as an attachment to this filing.

(2) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

By:   /s/ Donald A. Yacktman
      ----------------------
      Donald A. Yacktman
      Principal Executive Officer

Date: March 2, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Donald A. Yacktman
      ----------------------
      Donald A. Yacktman
      Principal Executive Officer

Date: March 2, 2004
      -------------

By:   /s/ Donald A. Yacktman
      ----------------------
      Donald A. Yacktman
      Principal Financial Officer

Date: March 2, 2004
      -------------